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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                -------------

Check here if Amendment [  ]; Amendment Number:
                                                -------------
This Amendment:  (Check only one:): [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Cascade Investment, L.L.C.
           --------------------------
Address:   2365 Carillon Point
           -------------------
           Kirkland, WA 98033
           -------------------

Form 13F File number: 28-05149
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:      Michael Larson
           --------------
Title:     Manager
           -------
Phone:     (425) 889-7900
           --------------

Signature, Place, and Date of Signing

/s/ Michael Larson                  Kirkland, Washington        August 12, 2004
----------------------------        --------------------        ---------------
           [Signature]                 [City, State]                 [Date]


Report Type (Check only one.):

[ X ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1
                                    -
Form 13F Information Table Entry Value:     14
                                            --
Form 13F Information Table Value Total:     $2,775,443
                                            ----------
                                            (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") as publicly reported in Cascade's most recent Schedule 13D or Schedule 13G filed with respect to the applicable Issuer, which may not necessarily be the number of shares actually held as of June 30, 2004. Cascade has requested confidential treatment for its holdings of
Section 13(f) securities that have not been publicly disclosed as of June 30, 2004.

(2) In calculating the value, Cascade used the price per share for the applicable security as of June 30, 2004.

(3) The number of shares shown reflects a 3-for-2 stock split effective June 11, 2004.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28-05147          Michael Larson


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                           FORM 13F INFORMATION TABLE
                             AS OF JUNE 30, 2004(1)

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                                                                      AMOUNT AND TYPE OF                         VOTING AUTHORITY
                                                                           SECURITY
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NAME OF ISSUER                  TITLE OF CLASS   CUSIP     VALUE (2)   SHARES/PRN  SH/  INVESTMENT   OTHER    SOLE  SHARED      NONE
                                                            (X1000)      AMOUNT    PRN  DISCRETION  MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS INC                     CL A       09688T106    $40,585    2,047,704   SH     OTHER        1            2,047,704
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CANADIAN NATIONAL RAILWAY CO         COM        136375102   $640,786   14,700,300   SH     OTHER        1           14,700,300
------------------------------------------------------------------------------------------------------------------------------------
COX COMMUNICATIONS INC               CL A       224044107   $679,854   24,463,986   SH     OTHER        1           24,463,986
------------------------------------------------------------------------------------------------------------------------------------
FISHER COMMUNICATIONS INC            COM        337756209    $22,935      455,700   SH     OTHER        1              455,700
------------------------------------------------------------------------------------------------------------------------------------
FOUR SEASONS HOTEL INC            LTD VTG SH    35100E104    $26,583      441,500   SH     OTHER        1              441,500
------------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA               SP ADR REP ORD  40049J206   $220,003    4,859,800   SH     OTHER        1            4,859,800
------------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                            COM        449295104   $159,928    5,359,501   SH     OTHER        1            5,359,501
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL PARTNERS INC                  CL A       65333F107   $138,906    8,725,236   SH     OTHER        1            8,725,236
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OTTER TAIL CORP                      COM        689648103    $41,574    1,547,799   SH     OTHER        1            1,547,799
------------------------------------------------------------------------------------------------------------------------------------
PAN AMERICAN SILVER CORP             COM        697900108    $67,131    5,105,000   SH     OTHER        1            5,105,000
------------------------------------------------------------------------------------------------------------------------------------
PNM RES INC(3)                       COM        69349H107   $115,090    5,541,150   SH     OTHER        1            5,541,150
------------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC                    COM        760759100   $523,186   18,078,300   SH     OTHER        1           18,078,300
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SEATTLE GENETICS INC                 COM        812578102    $24,753    3,521,088   SH     OTHER        1            3,521,088
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SIX FLAGS INC                        COM        83001P109    $74,129   10,210,600   SH     OTHER        1           10,210,600
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